Leases - Schedule of Lease Assets and Liabilities (Details) - Previously Reported [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Operating Leases:
Right-of-use Asset	$ 362,968	$ 446,675
Current portion of operating lease obligation	91,220	75,061
Operating lease obligation, less current portion	288,836	380,056
Finance Leases:
Right-of-use Asset		546
Current portion of financing lease obligation		1,514
Financing lease obligation, less current portion